Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions
Note 13:	Related Party Transactions

At December 31, 2017 and 2016, the Company had loans outstanding to executive officers, directors, significant shareholders and their affiliates (related parties) in the amount of $2,880,978 and $3,111,976, respectively.

Annual activity consisted of the following:

	2017	2016

Balance beginning of year	$3,111,976	$3,193,470
Additions	1,101,702	1,178,281
Repayments	(1,332,700)	(1,259,775)

Balance, end of year	$2,880,978	$3,111,976

Deposits from related parties held by the Company at December 31, 2017 and 2016 totaled approximately $3,874,000 and $3,264,000, respectively.

In management’s opinion, such loans and other extensions of credit and deposits were made in the ordinary course of business and were made on substantially the same terms (including interest rates and collateral) as those prevailing at the time for comparable transactions with other persons. Further, in management’s opinion, these loans did not involve more than normal risk of collectibility or present other unfavorable features.